SEGMENT INFORMATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Total Revenues	$ 7,094,270	$ 2,125,851
Cost of Goods Sold	6,941,278	2,036,933
Total	152,992	88,918
Selling, general and administrative expenses	18,327,792	3,575,897
Loss from operations	(18,174,800)	(3,486,979)
Other Income (Expenses)
Loss from derivatives issued with debt greater than debt carrying value	(4,808,000)	(2,054,000)
Gain (Loss) on fair market valuation of derivatives	1,912,037	673,000
Interest Expense	(1,096,324)	(1,278,721)
Total Other Income (Expense)	(3,992,287)	(2,659,721)
Loss before Provision for Income taxes	(22,167,087)	(6,146,700)
Total assets	7,719,226	4,040,585
Hydroponic Produce [Member]
Total Revenues	6,627,109	1,936,054
Cost of Goods Sold	6,667,967	1,955,203
Total	(40,858)	(19,149)
Selling, general and administrative expenses	1,506,684	201,953
Loss from operations	(1,547,542)	(221,102)
Other Income (Expenses)
Loss from derivatives issued with debt greater than debt carrying value
Gain (Loss) on fair market valuation of derivatives
Interest Expense	2,232	(651)
Total Other Income (Expense)	2,232	(651)
Loss before Provision for Income taxes	(1,545,310)	(221,753)
Total assets	5,956,861	3,250,788
Cannabis Products [Member]
Total Revenues
Cost of Goods Sold
Total
Selling, general and administrative expenses	1,115,577
Loss from operations	(1,115,577)
Other Income (Expenses)
Loss from derivatives issued with debt greater than debt carrying value
Gain (Loss) on fair market valuation of derivatives
Interest Expense
Total Other Income (Expense)
Loss before Provision for Income taxes	(1,115,577)
Total assets	858,180
Eliminations and Other [Member]
Total Revenues	467,161	189,797
Cost of Goods Sold	273,311	81,730
Total	193,850	108,067
Selling, general and administrative expenses	15,705,530	3,373,944
Loss from operations	(19,506,200)	(3,265,877)
Other Income (Expenses)
Loss from derivatives issued with debt greater than debt carrying value	(4,808,000)	(2,054,000)
Gain (Loss) on fair market valuation of derivatives	1,912,037	673,000
Interest Expense	(1,098,557)	(1,278,070)
Total Other Income (Expense)	(3,994,520)	(2,659,070)
Loss before Provision for Income taxes	(19,506,200)	(5,924,947)
Total assets	$ 904,185	$ 789,797